JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 81.4%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	3,229	1,018,717
Raytheon Technologies Corp.	87	5,006

		1,023,723

Banks — 0.4%
US Bancorp	10,471	375,385

Beverages — 2.5%
Coca-Cola Co. (The)	15,703	775,257
Constellation Brands, Inc., Class A	2,199	416,733
PepsiCo, Inc.	9,059	1,255,577

		2,447,567

Biotechnology — 2.2%
AbbVie, Inc.	13,260	1,161,443
Alexion Pharmaceuticals, Inc.*	4,194	479,919
Regeneron Pharmaceuticals, Inc.*	893	499,884

		2,141,246

Building Products — 1.0%
Trane Technologies plc	8,191	993,159

Capital Markets — 2.9%
BlackRock, Inc.	1,293	728,670
CME Group, Inc.	2,644	442,368
Intercontinental Exchange, Inc.	12,226	1,223,211
S&P Global, Inc.	1,089	392,693

		2,786,942

Chemicals — 1.2%
Air Products and Chemicals, Inc.	1,597	475,683
Linde plc (United Kingdom)	2,717	646,999

		1,122,682

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	7,409	838,477

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	34,224	1,258,416

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B*	5,547	1,181,178

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	18,833	1,120,375

Electric Utilities — 3.7%
Entergy Corp.	9,893	974,758
NextEra Energy, Inc.	4,729	1,312,581
Xcel Energy, Inc.	18,602	1,283,724

		3,571,063

Electrical Equipment — 0.6%
Eaton Corp. plc	6,185	631,056

Entertainment — 0.8%
Netflix, Inc.*	1,579	789,547

Equity Real Estate Investment Trusts (REITs) — 2.2%
Equinix, Inc.	1,153	876,430
Equity LifeStyle Properties, Inc.	3,974	243,606
Prologis, Inc.	6,389	642,861
Sun Communities, Inc.	2,773	389,912

		2,152,809

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	3,614	1,282,970
Kroger Co. (The)	10,822	366,974
Walmart, Inc.	5,189	725,993

		2,375,937

Food Products — 2.9%
Conagra Brands, Inc.	12,182	435,019
General Mills, Inc.	7,178	442,739
Hershey Co. (The)	4,156	595,721
Mondelez International, Inc., Class A	22,752	1,307,103

		2,780,582

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	9,709	780,798
Becton Dickinson and Co.	1,408	327,613
Medtronic plc	3,302	343,144

		1,451,555

Health Care Providers & Services — 0.8%
McKesson Corp.	1,843	274,478
UnitedHealth Group, Inc.	1,520	473,890

		748,368

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	1,386	304,213

Household Products — 2.6%
Kimberly-Clark Corp.	7,813	1,153,668
Procter & Gamble Co. (The)	9,777	1,358,905

		2,512,573

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	8,396	1,382,066

Insurance — 4.6%
Allstate Corp. (The)	12,170	1,145,684
Chubb Ltd.	7,531	874,500
Marsh & McLennan Cos., Inc.	8,237	944,784
Progressive Corp. (The)	14,178	1,342,231
RenaissanceRe Holdings Ltd. (Bermuda)	1,110	188,411

		4,495,610

Interactive Media & Services — 2.2%
Alphabet, Inc., Class A*	880	1,289,728
Facebook, Inc., Class A*	3,102	812,414

		2,102,142

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.*	457	1,438,970

IT Services — 7.0%
Accenture plc, Class A	6,257	1,414,019
Automatic Data Processing, Inc.	1,705	237,830
Booz Allen Hamilton Holding Corp.	7,088	588,162
Jack Henry & Associates, Inc.	6,509	1,058,298
Leidos Holdings, Inc.	9,797	873,403
Mastercard, Inc., Class A	3,945	1,334,081
PayPal Holdings, Inc.*	3,022	595,425
Visa, Inc., Class A	3,246	649,103

		6,750,321

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	2,101	927,634

Machinery — 1.6%
Cummins, Inc.	2,630	555,351
Deere & Co.	1,280	283,686
PACCAR, Inc.	8,701	742,021

		1,581,058

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Media — 2.3%
Charter Communications, Inc., Class A*	2,176	1,358,564
Comcast Corp., Class A	19,352	895,223

		2,253,787

Metals & Mining — 0.3%
Newmont Corp.	4,298	272,708

Multiline Retail — 2.1%
Dollar General Corp.	1,550	324,911
Dollar Tree, Inc.*	4,130	377,234
Target Corp.	8,819	1,388,287

		2,090,432

Multi-Utilities — 3.8%
Ameren Corp.	7,725	610,893
CMS Energy Corp.	18,786	1,153,648
DTE Energy Co.	6,172	710,027
Public Service Enterprise Group, Inc.	22,429	1,231,577

		3,706,145

Oil, Gas & Consumable Fuels — 0.5%
Chevron Corp.	3,067	220,824
Kinder Morgan, Inc.	22,891	282,246

		503,070

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	19,236	1,159,738
Eli Lilly and Co.	8,091	1,197,630
Johnson & Johnson	7,990	1,189,551
Merck & Co., Inc.	14,297	1,185,936
Pfizer, Inc.	18,577	681,776

		5,414,631

Road & Rail — 1.6%
Norfolk Southern Corp.	2,745	587,403
Old Dominion Freight Line, Inc.	5,519	998,497

		1,585,900

Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	5,301	756,930

Software — 3.7%
Intuit, Inc.	3,850	1,255,908
Microsoft Corp.	7,021	1,476,727
salesforce.com, Inc.*	3,327	836,142

		3,568,777

Specialty Retail — 3.2%
AutoZone, Inc.*	653	768,999
Home Depot, Inc. (The)	4,432	1,230,811
Lowe’s Cos., Inc.	1,457	241,658
O’Reilly Automotive, Inc.*	507	233,767
TJX Cos., Inc. (The)	11,721	652,274

		3,127,509

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	12,722	1,473,335

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	4,639	582,380

Tobacco — 1.3%
Altria Group, Inc.	14,320	553,325
Philip Morris International, Inc.	9,343	700,631

		1,253,956

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.*	9,361	1,070,524

TOTAL COMMON STOCKS (Cost $75,781,578)		78,944,738

	Principal Amount ($)
EQUITY-LINKED NOTES — 15.6%
Barclays Bank plc, ELN, 83.50%, 10/16/2020, (linked to S&P 500 Index)(a)	600	2,023,116
BMO Capital Markets Corp., ELN, 60.17%, 10/09/2020, (linked to S&P 500 Index)(a)	765	2,612,822
GS Finance Corp., ELN, 67.20%, 10/30/2020, (linked to S&P 500 Index)(a)	1,146	3,716,230
Royal Bank of Canada, ELN, 74.37%, 11/06/2020, (linked to S&P 500 Index)(a)	869	2,644,904
Toronto-Dominion Bank (The), ELN, 64.00%, 10/23/2020, (linked to S&P 500 Index)(a)	1,205	4,100,833

TOTAL EQUITY-LINKED NOTES (Cost $15,493,604)		15,097,905

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(b)(c)(Cost $2,253,368)	2,253,368	2,253,368

Total Investments — 99.3% (Cost $93,528,550)		96,296,011
Other Assets Less Liabilities — 0.7%		710,141

Net Assets — 100.0%		97,006,152

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$78,944,738	$—	$—	$78,944,738
Equity-Linked Notes	—	15,097,905	—	15,097,905
Short-Term Investments
Investment Companies	2,253,368	—	—	2,253,368

Total Investments in Securities	$81,198,106	$15,097,905	$—	$96,296,011

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$458,683	$19,632,276	$17,837,591	$—	$—	$2,253,368	2,253,368	$76	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.